UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2013

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
June 30, 2013 (Unaudited)

Common Stocks--92.0%	Shares		Value ($)
Brazil--6.1%
Arteris	4,200		37,645
Cia de Saneamento Basico do Estado de Sao Paulo	2,800		28,661
Companhia de Bebidas das Americas, ADR	1,080		40,338
EDP - Energias do Brasil	2,600		13,027
Fleury	2,300		19,007
Grupo BTG Pactual	1,400		17,129
Petroleo Brasileiro	8,700		57,315
Rossi Residencial	11,925		15,659
			228,781
China--18.4%
AAC Technologies Holdings	9,000		50,825
Air China, Cl. H	20,000		14,389
Bank of China, Cl. H	113,000		46,476
China BlueChemical, Cl. H	48,000		29,335
China Communications Construction, Cl. H	67,000	a	52,435
China Construction Bank, Cl. H	106,000		75,030
China Eastern Airlines, Cl. H	28,000	a	8,664
China Petroleum & Chemical, Cl. H	100,400		70,678
China Telecom, Cl. H	106,000		50,567
CNOOC	51,000		86,534
Great Wall Motor, Cl. H	15,250		65,770
Haier Electronics Group	12,000		19,123
Huaneng Power International, Cl. H	44,000		43,569
Mindray Medical International, ADR	580		21,721
Sino Biopharmaceutical	24,000		15,565
WuXi PharmaTech, ADR	2,200	a	46,200
			696,881
Hong Kong--2.8%
China Overseas Land & Investment	16,000		41,980
Shimao Property Holdings	11,500		22,834
SJM Holdings	17,000		41,338
			106,152
India--5.8%
Grasim Industries, GDR	310		14,368
HCL Technologies	4,060		53,017
ICICI Bank	2,330		41,983
Maruti Suzuki India	1,400		36,228
Oil & Natural Gas	3,560		19,835
Power Finance	8,050		19,520
Sterlite Industries India	25,080		35,325
			220,276
Indonesia--.6%
Bank Negara Indonesia Persero	49,500		21,446

Malaysia--2.4%
AMMB Holdings	19,600		45,534
Malayan Banking	13,270		43,680

			89,214
Mexico--1.3%
Empresas ICA	5,100	a	9,643
Grupo Financiero Banorte, Ser. O	6,900		41,216
			50,859
Peru--.5%
Credicorp	150		19,194

Philippines--1.0%
Metropolitan Bank & Trust	14,430		37,077

Russia--10.8%
Gazprom, ADR	6,780		44,612
Lukoil, ADR	1,750		100,450
Magnit	200	b	45,774
Mail.ru Group, GDR	960		27,514
MMC Norilsk Nickel, ADR	1,640		23,632
Mobile Telesystems, ADR	2,710		51,327
Sberbank of Russia, ADR	3,120		35,818
Sberbank of Russia, ADR	3,560		40,481
Surgutneftegas, ADR	4,980		39,043
			408,651
South Africa--4.4%
FirstRand	6,700		19,609
Imperial Holdings	1,540		32,694
MTN Group	3,014		56,103
Tiger Brands	610		18,260
Vodacom Group	3,630		38,566
			165,232
South Korea--17.5%
BS Financial Group	2,130		26,950
Daelim Industrial	492		37,394
DGB Financial Group	2,600		35,515
Hana Financial Group	1,310		38,140
Hankook Tire	442		20,435
Hyundai Motor	622		122,815
KT	950		29,780
KT&G	546		35,474
Kukdo Chemical	80		3,135
LG	691		38,421
LG Chem	47		10,412
PARTRON	1,670		27,198
Samsung Electronics	118		138,659
SK Hynix	2,240	a	61,195
SK Telecom	150		27,582
Youngone	226		7,757
			660,862
Taiwan--9.4%
China Life Insurance	37,000		36,604
Delta Electronics	2,000		9,109
E.Sun Financial Holding	56,000		34,193
Hon Hai Precision Industry	20,400		50,369
King Yuan Electronics	6,000		4,424
Mega Financial Holding	64,080		48,641
Taiwan Semiconductor Manufacturing, ADR	6,739		123,458

TPK Holding	2,000	a	32,031
Zhen Ding Technology Holding	7,000		15,975
			354,804
Thailand--5.7%
Airports of Thailand	9,300		50,526
Bangkok Bank	6,300		42,251
Jasmine International	29,000		7,340
PTT	3,800		41,045
PTT Global Chemical	23,743		52,822
Siam Commercial Bank	3,900		21,628
			215,612
Turkey--1.4%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl. D	18,670	a	13,939
Koza Altin Isletmeleri	970		11,769
Turkiye Halk Bankasi	3,120		26,449
			52,157
United States--3.9%
iShares MSCI Emerging Markets ETF	3,870		148,995
Total Common Stocks
(cost $3,316,148)			3,476,193

Preferred Stocks--6.1%	Shares		Value ($)
Brazil
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,600		71,562
Companhia de Bebidas das Americas	1,100		40,868
Itau Unibanco Holding	5,500		70,619
Vale	3,900		46,929
Total Preferred Stocks
(cost $261,074)			229,978

Other Investment--.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,985)	12,985	[c]	12,985
Total Investments (cost $3,590,207)	98.4%		3,719,156
Cash and Receivables (Net)	1.6%		60,300
Net Assets	100.0%		3,779,456

ADR - American Depository Receipts

GDR - Global Depository Receipts

ETF - Exchange Traded Fund

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees. At June 30, 2013, the value of this security amounted to $45,774 or 1.2% of net assets.
c	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $128,949 of which $484,720 related to appreciated investment securities and $355,771 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.1
Information Technology	15.7
Energy	12.2
Consumer Discretionary	9.6
Telecommunication Services	6.9
Consumer Staples	6.7
Industrial	6.6
Materials	6.4
Exchange-Traded Funds	3.9
Health Care	2.7
Utilities	2.3
Money Market Investment	.3
98.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sale:
Turkish Lira,
Expiring:
7/1/2013 a	4,641	2,403	2,406	(3)

Counterparty:

a	Morgan Stanley Capital Services

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,281,424	45,774	-	3,327,198
Exchange-Traded Funds	148,995	-	-	148,995
Mutual Funds	12,985	-	-	12,985
Preferred Stocks+	229,978	-		229,978
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(3)	-	(3)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2013 (Unaudited)

Common Stocks--96.5%	Shares		Value ($)
Automobiles & Components--2.8%
Drew Industries	22,010		865,433
Tenneco	30,620	a	1,386,474
Thor Industries	20,890		1,027,370
			3,279,277
Banks--2.4%
Oritani Financial	35,770		560,874
PrivateBancorp	60,860		1,290,841
Prosperity Bancshares	17,330		897,521
			2,749,236
Capital Goods--10.0%
Actuant, Cl. A	35,610		1,174,062
Acuity Brands	18,940		1,430,349
Beacon Roofing Supply	28,610	a	1,083,747
Crane	21,340		1,278,693
DXP Enterprises	12,320	a	820,512
EMCOR Group	28,550		1,160,557
Foster Wheeler	51,410	a	1,116,111
Hexcel	24,490	a	833,884
Middleby	5,350	a	909,981
Primoris Services	26,940		531,257
Teledyne Technologies	14,615	a	1,130,470
			11,469,623
Commercial & Professional Services--3.1%
Corporate Executive Board	18,271		1,155,093
Interface	55,540		942,514
On Assignment	54,640	a	1,459,981
			3,557,588
Consumer Durables & Apparel--3.6%
Arctic Cat	23,220		1,044,436
La-Z-Boy	45,290		918,028
Oxford Industries	18,880		1,178,112
Steven Madden	20,930	a	1,012,593
			4,153,169
Consumer Services--4.8%
Bally Technologies	24,790	a	1,398,652
Bloomin' Brands	33,250		827,260
Cheesecake Factory	36,060		1,510,553
Noodles & Company	339	a	12,458
Papa John's International	10,690	a	698,805
SHFL Entertainment	58,180	a	1,030,368
			5,478,096
Energy--3.8%
Diamondback Energy	22,210		740,037
Dril-Quip	9,290	a	838,794
Exterran Holdings	50,830	a	1,429,340

Oasis Petroleum	15,650	a	608,315
PDC Energy	14,260	a	734,105
			4,350,591
Exchange-Traded Funds--.8%
iShares Russell 2000 Growth ETF	8,040		896,540

Food & Staples Retailing--3.8%
Casey's General Stores	14,380		865,101
Chefs' Warehouse	26,240	a	451,328
Harris Teeter Supermarkets	22,690		1,063,253
United Natural Foods	36,580	a	1,974,954
			4,354,636
Food, Beverage & Tobacco--1.9%
Boulder Brands	87,970	a,b	1,060,038
TreeHouse Foods	17,090	a	1,120,079
			2,180,117
Health Care Equipment & Services--6.9%
Acadia Healthcare	25,000	a	826,750
Air Methods	21,260		720,289
Analogic	13,650		994,129
athenahealth	8,660	a,b	733,675
Catamaran	20,600	a	1,003,632
Centene	21,190	a	1,111,627
Insulet	34,780	a	1,092,440
LifePoint Hospitals	18,440	a	900,610
Natus Medical	43,860	a	598,689
			7,981,841
Household & Personal Products--1.8%
Elizabeth Arden	27,100	a	1,221,397
Inter Parfums	28,430		810,824
			2,032,221
Materials--2.8%
Flotek Industries	46,670	a	837,260
Innophos Holdings	15,840		747,173
KapStone Paper and Packaging	42,270		1,698,409
			3,282,842
Media--3.2%
DreamWorks Animation SKG, Cl. A	62,680	a,b	1,608,369
Lions Gate Entertainment	74,470	a,b	2,045,691
			3,654,060
Pharmaceuticals, Biotech & Life Sciences--9.7%
Alexion Pharmaceuticals	8,720	a	804,333
Alkermes	36,690	a	1,052,269
Alnylam Pharmaceuticals	20,210	a	626,712
Charles River Laboratories
International	19,250	a	789,827
Cubist Pharmaceuticals	18,520	a	894,516
Jazz Pharmaceuticals	16,480	a	1,132,670
Nektar Therapeutics	74,240	a	857,472
NPS Pharmaceuticals	63,660	a	961,266
Onyx Pharmaceuticals	10,790	a	936,788
Pharmacyclics	10,620	a	843,971

Puma Biotechnology	13,010	a	577,254
Salix Pharmaceuticals	19,310	a	1,277,357
Sunesis Pharmaceuticals	86,720	a,b	451,811
			11,206,246
Real Estate--2.7%
DuPont Fabros Technology	31,910	b,c	770,626
Hudson Pacific Properties	25,460	c	541,789
Mid-America Apartment Communities	14,350	c	972,499
Potlatch	19,960	c	807,182
			3,092,096
Retailing--5.4%
Francesca's Holdings	52,670	a	1,463,699
Hibbett Sports	20,360	a	1,129,980
HomeAway	37,660	a,b	1,217,924
Lumber Liquidators Holdings	8,540	a	665,010
Rent-A-Center	31,200		1,171,560
Tractor Supply	5,190		610,396
			6,258,569
Semiconductors & Semiconductor Equipment--5.4%
ATMI	46,380	a	1,096,887
Entegris	57,840	a	543,118
Photronics	131,880	a	1,062,953
Power Integrations	22,320	b	905,299
Semtech	33,090	a	1,159,143
Silicon Image	104,150	a	609,278
Ultratech	21,940	a	805,637
			6,182,315
Software & Services--15.0%
Allot Communications	71,460	a,b	979,717
Angie's List	31,150	a,b	827,032
AVG Technologies	43,190	a,b	840,046
Brightcove	80,010	a	700,888
BroadSoft	41,460	a	1,144,296
Fleetmatics Group	32,530		1,080,972
Imperva	29,110	a	1,311,114
Infoblox	61,940	a	1,812,364
Jive Software	86,320	a,b	1,568,434
MAXIMUS	18,070		1,345,854
Millennial Media	108,350	a,b	943,728
Proofpoint	25,700	a	622,711
QLIK Technologies	40,800	a	1,153,416
Qualys	44,180		712,182
Sourcefire	16,580	a	921,019
Yelp	35,420	a	1,231,553
			17,195,326
Technology Hardware & Equipment--2.8%
Coherent	15,840		872,309
Littelfuse	15,080		1,125,119
RADWARE	45,650	a,b	629,514
Vishay Intertechnology	39,510	a	548,794
			3,175,736
Transportation--3.8%

Allegiant Travel	14,220	1,507,178
Forward Air	20,400	780,912
Landstar System	20,650	1,063,475
Werner Enterprises	44,280	1,070,248
		4,421,813
Total Common Stocks
(cost $83,099,709)		110,951,938

Other Investment--4.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,790,417)	4,790,417 [d]	4,790,417
Investment of Cash Collateral for
Securities Loaned--10.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,508,827)	11,508,827 [d]	11,508,827
Total Investments (cost $99,398,953)	110.7%	127,251,182
Liabilities, Less Cash and Receivables	(10.7%)	(12,276,009)
Net Assets	100.0%	114,975,173

ETF--Exchange Traded Funds

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2013, the value of the fund's securities on loan was
$11,136,718 and the value of the collateral held by the fund was $11,508,827.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $27,852,229 of which $28,906,119 related to appreciated investment securities and $1,053,890 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.0
Money Market Investments	14.2
Capital Goods	10.0
Pharmaceuticals, Biotech & Life Sciences	9.7
Health Care Equipment & Services	6.9
Retailing	5.4
Semiconductors & Semiconductor Equipment	5.4
Consumer Services	4.8
Energy	3.8
Food & Staples Retailing	3.8
Transportation	3.8
Consumer Durables & Apparel	3.6
Media	3.2
Commercial & Professional Services	3.1
Automobiles & Components	2.8

Materials	2.8
Technology Hardware & Equipment	2.8
Real Estate	2.7
Banks	2.4
Food, Beverage & Tobacco	1.9
Household & Personal Products	1.8
Exchange-Traded Funds	.8
110.7

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	106,525,149	-	-	106,525,149
Equity Securities - Foreign Common Stocks+	3,530,249	-	-	3,530,249
Exchange-Traded Funds	896,540	-	-	896,540
Mutual Funds	16,299,244	-	-	16,299,244

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2013 (Unaudited)

Common Stocks--102.1%	Shares		Value ($)
Automobiles & Components--3.3%
Dana Holding	290,750		5,599,845
Drew Industries	39,200		1,541,344
Thor Industries	97,070		4,773,903
			11,915,092
Banks--14.4%
Associated Banc-Corp	192,380		2,991,509
Bancorp	123,130	a	1,845,719
Brookline Bancorp	228,500		1,983,380
Cardinal Financial	83,240		1,218,634
City National	60,377		3,826,090
CoBiz Financial	141,850		1,177,355
CVB Financial	274,350		3,226,356
First Horizon National	329,210		3,687,152
First Midwest Bancorp	185,600		2,546,432
Hancock Holding	98,907		2,974,133
MB Financial	149,160		3,997,488
PacWest Bancorp	87,170	b	2,671,761
Provident Financial Services	142,680		2,251,490
Synovus Financial	1,503,700		4,390,804
United Community Banks	95,420	a	1,185,116
Valley National Bancorp	199,720	b	1,891,348
Washington Trust Bancorp	24,880		709,578
Webster Financial	134,570		3,455,758
Western Alliance Bancorp	201,520	a	3,190,062
Wintrust Financial	95,720		3,664,162
			52,884,327
Capital Goods--5.0%
Aerovironment	120,770	a	2,437,139
Apogee Enterprises	76,760		1,842,240
Armstrong World Industries	73,550	a	3,514,954
Astec Industries	63,240		2,168,500
Comfort Systems USA	115,370		1,721,320
FreightCar America	57,910		983,891
Granite Construction	51,444		1,530,973
Regal-Beloit	34,670		2,248,003
Titan International	120,910	b	2,039,752
			18,486,772
Commercial & Professional Services--5.2%
Herman Miller	136,790		3,702,905
Interface	188,350		3,196,300
Korn/Ferry International	174,390	a	3,268,069
McGrath RentCorp	83,180		2,841,429
Steelcase, Cl. A	195,370		2,848,495
TrueBlue	148,270	a	3,121,084
			18,978,282
Consumer Durables & Apparel--7.2%
Brunswick	99,730		3,186,373
Cavco Industries	21,522	a	1,085,785
Deckers Outdoor	79,960	a,b	4,038,780
Ethan Allen Interiors	99,320	b	2,860,416
M/I Homes	102,490	a	2,353,170
Meritage Homes	57,030	a	2,472,821
Oxford Industries	36,500		2,277,600
Skechers USA, Cl. A	160,990	a	3,865,370
Standard Pacific	266,500	a,b	2,219,945
True Religion Apparel	37,030		1,172,370
Vera Bradley	34,490	a,b	747,053

			26,279,683
Consumer Services--3.1%
Cheesecake Factory	93,880		3,932,633
Grand Canyon Education	82,720	a	2,666,066
Orient-Express Hotels, Cl. A	197,720	a	2,404,275
SHFL Entertainment	136,980	a	2,425,916
			11,428,890
Diversified Financials--2.4%
E*TRADE Financial	502,220	a	6,358,105
Piper Jaffray	77,440	a	2,447,878
			8,805,983
Energy--5.3%
Approach Resources	127,810	a,b	3,140,292
Cloud Peak Energy	156,110	a	2,572,693
Geospace Technologies	27,940	a	1,930,095
Gulf Island Fabrication	54,270		1,039,271
Helix Energy Solutions Group	233,230	a	5,373,619
McDermott International	118,450	a	968,921
Synergy Resources	144,520	a	1,057,886
Tesco	258,180	a	3,420,885
			19,503,662
Exchange-Traded Funds--1.0%
iShares Russell 2000 Value ETF	43,510	b	3,737,509
Food & Staples Retailing--2.0%
Casey's General Stores	53,533		3,220,545
Harris Teeter Supermarkets	84,880		3,977,477
			7,198,022
Food, Beverage & Tobacco--2.0%
Darling International	142,410	a	2,657,371
Dole Food	187,870	a	2,395,342
Lancaster Colony	30,280		2,361,537
			7,414,250
Health Care Equipment & Services--9.1%
Air Methods	85,890		2,909,953
Allscripts Healthcare Solutions	307,990	a	3,985,391
AmSurg	63,760	a	2,237,976
Computer Programs & Systems	44,280		2,175,919
Ensign Group	43,530		1,533,127
Hanger	123,500	a	3,906,305
HealthSouth	152,630	a	4,395,744
ICU Medical	35,680	a	2,571,101
LifePoint Hospitals	102,200	a	4,991,448
Natus Medical	140,760	a	1,921,374
Omnicell	128,440	a	2,639,442
			33,267,780
Insurance--2.7%
ProAssurance	56,640		2,954,342
Protective Life	107,570		4,131,764
RLI	36,850		2,815,709
			9,901,815
Materials--4.3%
AMCOL International	72,990	b	2,313,053
Carpenter Technology	59,700		2,690,679
Cytec Industries	44,900		3,288,925
Haynes International	38,120		1,824,804
KapStone Paper and Packaging	95,990		3,856,878
Louisiana-Pacific	112,240	a	1,660,030
			15,634,369
Media--2.5%
DreamWorks Animation SKG, Cl. A	140,280	a,b	3,599,585
E.W. Scripps, Cl. A	109,560	a	1,706,945
New York Times, Cl. A	363,560	a	4,020,974
			9,327,504
Pharmaceuticals, Biotech & Life Sciences--.7%

Salix Pharmaceuticals	40,220	a	2,660,553
Real Estate--5.2%
Corporate Office Properties Trust	112,470	c	2,867,985
EastGroup Properties	48,600	c	2,734,722
First Potomac Realty Trust	194,090	c	2,534,815
Getty Realty	131,660	b,c	2,718,779
National Health Investors	54,940	c	3,288,708
Pebblebrook Hotel Trust	128,580	c	3,323,793
Urstadt Biddle Properties, Cl. A	81,090	c	1,635,585
			19,104,387
Retailing--7.4%
Children's Place Retail Stores	73,720	a	4,039,856
Express	142,030	a	2,978,369
Finish Line, Cl. A	160,850		3,516,181
Guess?	123,840	b	3,842,755
OfficeMax	309,700		3,168,231
PEP Boys-Manny Moe & Jack	252,260	a	2,921,171
Saks	311,700	a	4,251,588
Zumiez	84,420	a,b	2,427,075
			27,145,226
Semiconductors & Semiconductor Equipment--4.0%
ATMI	100,120	a	2,367,838
Fairchild Semiconductor
International	203,830	a	2,812,854
Micrel	157,740		1,558,471
MKS Instruments	100,610		2,670,189
Semtech	25,870	a	906,226
Teradyne	252,730	a,b	4,440,466
			14,756,044
Software & Services--5.3%
Advent Software	49,580	a	1,738,275
CoreLogic	195,430	a	4,528,113
MAXIMUS	33,690		2,509,231
Monotype Imaging Holdings	129,610		3,293,390
Take-Two Interactive Software	336,340	a	5,035,010
Verint Systems	61,130	a	2,168,281
			19,272,300
Technology Hardware & Equipment--4.5%
Cognex	57,510		2,600,602
FARO Technologies	51,470	a	1,740,715
FEI	32,470		2,369,985
InvenSense	134,040	a,b	2,061,535
Ixia	161,430	a	2,970,312
Vishay Intertechnology	334,580	a	4,647,316
			16,390,465
Transportation--1.5%
Landstar System	53,640		2,762,460
Werner Enterprises	115,960		2,802,753
			5,565,213
Utilities--4.0%
El Paso Electric	78,220		2,761,948
Hawaiian Electric Industries	125,920	b	3,187,035
NorthWestern	65,230		2,602,677
Portland General Electric	122,000		3,731,980
WGL Holdings	51,480		2,224,966
			14,508,606
Total Common Stocks
(cost $294,957,342)			374,166,734

Other Investment--19.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $72,311,750)	72,311,750	[d]	72,311,750

Investment of Cash Collateral for
Securities Loaned--8.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,123,830)	29,123,830 [d]	29,123,830
Total Investments (cost $396,392,922)	129.8%	475,602,314
Liabilities, Less Cash and Receivables	(29.8%)	(109,265,047)
Net Assets	100.0%	366,337,267

ETF -- Exchange Traded Funds

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2013, the value of the fund's securities on loan was $28,318,613 and the value of the collateral held by the fund was $29,123,830.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $79,209,392 of which $82,749,151 related to appreciated investment securities and $3,539,759 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	27.7
Banks	14.4
Health Care Equipment & Services	9.1
Retailing	7.4
Consumer Durables & Apparel	7.2
Energy	5.3
Software & Services	5.3
Commercial & Professional Services	5.2
Real Estate	5.2
Capital Goods	5.0
Technology Hardware & Equipment	4.5
Materials	4.3
Semiconductors & Semiconductor Equipment	4.0
Utilities	4.0
Automobiles & Components	3.3
Consumer Services	3.1
Insurance	2.7
Media	2.5
Diversified Financials	2.4
Food & Staples Retailing	2.0
Food, Beverage & Tobacco	2.0
Transportation	1.5
Exchange-Traded Funds	1.0
Pharmaceuticals, Biotech & Life Sciences	.7
129.8

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	368,024,950	-	-	368,024,950
Equity Securities - Foreign Common Stocks+	2,404,275	-	-	2,404,275
Exchange-Traded Funds	3,737,509	-	-	3,737,509
Mutual Funds	101,435,580	-	-	101,435,580

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2013 (Unaudited)

Common Stocks--96.5%	Shares		Value ($)
Automobiles & Components--1.0%
Tenneco	155,010	a	7,018,853
Banks--2.5%
First Republic Bank	261,300		10,054,824
Prosperity Bancshares	139,630		7,231,438
			17,286,262
Capital Goods--13.8%
Actuant, Cl. A	212,830		7,017,005
Acuity Brands	114,770		8,667,430
AMETEK	155,304		6,569,359
B/E Aerospace	110,103	a	6,945,297
Crane	105,400		6,315,568
EMCOR Group	170,270		6,921,475
Fortune Brands Home & Security	178,960		6,932,910
Foster Wheeler	219,100	a	4,756,661
Hexcel	149,520	a	5,091,156
Jacobs Engineering Group	216,520	a	11,936,748
Middleby	32,160	a	5,470,094
Roper Industries	41,145		5,111,032
Sensata Technologies Holding	196,900	a	6,871,810
Teledyne Technologies	87,880	a	6,797,518
			95,404,063
Commercial & Professional Services--2.1%
Corporate Executive Board	110,282		6,972,028
Towers Watson & Co., Cl. A	91,511		7,498,411
			14,470,439
Consumer Durables & Apparel--3.9%
Ethan Allen Interiors	220,060	b	6,337,728
Fossil Group	61,830	a	6,387,657
Steven Madden	120,620	a	5,835,596
Under Armour, Cl. A	139,020	a,b	8,300,884
			26,861,865
Consumer Services--2.0%
Bloomin' Brands	207,048		5,151,354
Cheesecake Factory	208,040		8,714,796
Noodles & Company	2,038	a	74,896
			13,941,046
Diversified Financials--.8%
Affiliated Managers Group	32,050	a	5,254,277
Energy--4.9%
Dresser-Rand Group	230,430	a	13,821,191
Dril-Quip	57,920	a	5,229,597
Exterran Holdings	241,710	a	6,796,885
QEP Resources	305,070		8,474,845
			34,322,518
Exchange-Traded Funds--3.4%
iShares Russell 2000 Growth ETF	213,380	b	23,794,004
Food & Staples Retailing--4.0%
Casey's General Stores	85,510		5,144,282
Harris Teeter Supermarkets	100,440		4,706,618
United Natural Foods	212,327	a	11,463,535

Whole Foods Market	126,680		6,521,486
			27,835,921
Food, Beverage & Tobacco--.7%
TreeHouse Foods	74,434	a	4,878,404
Health Care Equipment & Services--8.0%
Acadia Healthcare	169,640	a	5,609,995
AmerisourceBergen	83,570		4,665,713
athenahealth	57,330	a,b	4,856,998
Catamaran	175,184	a	8,534,964
Centene	123,290	a	6,467,793
Cooper	43,650		5,196,533
LifePoint Hospitals	101,790	a	4,971,424
MEDNAX	80,100	a,b	7,335,558
Universal Health Services, Cl. B	121,090		8,108,186
			55,747,164
Materials--3.2%
Innophos Holdings	95,270		4,493,886
Reliance Steel & Aluminum	103,266		6,770,119
Scotts Miracle-Gro, Cl. A	228,190	b	11,023,859
			22,287,864
Media--4.1%
DreamWorks Animation SKG, Cl. A	358,240	a,b	9,192,438
Interpublic Group of Cos.	506,670		7,372,049
Lions Gate Entertainment	439,805	a,b	12,081,443
			28,645,930
Pharmaceuticals, Biotech & Life Sciences--8.4%
Alexion Pharmaceuticals	52,420	a	4,835,221
Alkermes	220,700	a	6,329,676
Charles River Laboratories
International	149,730	a	6,143,422
Cubist Pharmaceuticals	111,420	a	5,381,586
Jazz Pharmaceuticals	109,310	a	7,512,876
Nektar Therapeutics	475,514	a	5,492,187
Onyx Pharmaceuticals	101,250	a	8,790,525
Pharmacyclics	62,870	a	4,996,279
Salix Pharmaceuticals	130,860	a	8,656,389
			58,138,161
Real Estate--1.9%
Mid-America Apartment Communities	118,830	c	8,053,109
Potlatch	119,340	c	4,826,110
			12,879,219
Retailing--7.8%
GNC Holdings, Cl. A	314,480		13,903,161
HomeAway	234,090	a	7,570,471
LKQ	610,020	a	15,708,015
Rent-A-Center	187,580		7,043,629
Urban Outfitters	245,340	a	9,867,575
			54,092,851
Semiconductors & Semiconductor Equipment--5.1%
Entegris	488,413	a	4,586,198
Lam Research	370,900	a	16,445,706
ON Semiconductor	856,460	a	6,920,197
Semtech	202,240	a	7,084,467
			35,036,568
Software & Services--14.7%
Akamai Technologies	343,600	a	14,620,180

CommVault Systems	73,560	a	5,582,468
Electronic Arts	234,121	a	5,377,759
Fortinet	33,040	a	578,200
Infoblox	359,350	a	10,514,581
Jive Software	480,800	a,b	8,736,136
MAXIMUS	101,370		7,550,038
Millennial Media	622,730	a,b	5,423,978
QLIK Technologies	177,450	a	5,016,512
Rackspace Hosting	125,480	a	4,754,437
Sourcefire	96,470	a	5,358,909
Synopsys	379,600	a	13,570,700
Vantiv, Cl. A	278,070	a	7,674,732
Yelp	205,590	a	7,148,364
			101,906,994
Technology Hardware & Equipment--2.5%
F5 Networks	93,980	a	6,465,824
Trimble Navigation	237,990	a	6,190,120
Vishay Intertechnology	359,750	a	4,996,928
			17,652,872
Transportation--1.7%
Landstar System	125,840		6,480,760
Werner Enterprises	211,550		5,113,164
			11,593,924
Total Common Stocks
(cost $533,000,923)			669,049,199

Other Investment--3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,909,587)	21,909,587	[d]	21,909,587
Investment of Cash Collateral for
Securities Loaned--9.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $63,577,353)	63,577,353	[d]	63,577,353
Total Investments (cost $618,487,863)	108.9%		754,536,139
Liabilities, Less Cash and Receivables	(8.9%)		(61,718,463)
Net Assets	100.0%		692,817,676

ETF - Exchange Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2013, the value of the fund's securities on loan was $67,793,855 and the value of the collateral held by the fund was $70,075,663, consisting of cash collateral of $63,577,353 and U.S. Government &
Agency securities valued at $6,498,310.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $136,048,276 of which $146,313,367 related to appreciated investment securities and $10,265,091 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.7

Capital Goods	13.8
Money Market Investments	12.4
Pharmaceuticals, Biotech & Life Sciences	8.4
Health Care Equipment & Services	8.0
Retailing	7.8
Semiconductors & Semiconductor Equipment	5.1
Energy	4.9
Media	4.1
Food & Staples Retailing	4.0
Consumer Durables & Apparel	3.9
Exchange-Traded Funds	3.4
Materials	3.2
Banks	2.5
Technology Hardware & Equipment	2.5
Commercial & Professional Services	2.1
Consumer Services	2.0
Real Estate	1.9
Transportation	1.7
Automobiles & Components	1.0
Diversified Financials	.8
Food, Beverage & Tobacco	.7
108.9

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	645,255,195	-	-	645,255,195
Exchange-Traded Funds	23,794,004	-	-	23,794,004
Mutual Funds	85,486,940	-	-	85,486,940

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
June 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,120,640
Arizona--.4%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	545,000	550,532
California--17.9%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,743,765
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,136,420
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,170,200
California,
GO (Various Purpose)	5.00	10/1/24	1,000,000	1,105,780
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,198,261
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,312,737
California State Public Works
Board, LR (Department of State
Hospitals) (Coalinga State
Hospital)	5.00	6/1/25	1,500,000	1,659,840
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,165,464
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,143,400
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	788,738
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	1,000,000	1,186,300
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,190,890
Sacramento County,

Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,437,588
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	1,000,000	1,193,260
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,276,960
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,146,860
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	537,175
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,140,770
University of California Regents,
General Revenue	5.00	5/15/23	1,025,000	1,225,336
Colorado--.9%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	735,000	773,191
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	365,000	383,239
District of Columbia--.8%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000	1,114,260
Florida--10.9%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,030,550
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,133,180
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,696,485
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000	1,153,850
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,138,840

Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,135,950
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,356,680
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	105,963
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,157,040
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	845,602
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	561,875
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,151,470
Georgia--6.6%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,099,890
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,101,760
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,216,230
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,395,735
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,162,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	2,500,000	2,819,500
Illinois--10.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,093,010
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,309,180
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	110,815
Cook County Community High School

District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	717,795
Illinois,
GO	5.00	4/1/21	700,000	769,790
Illinois,
GO	5.00	7/1/22	900,000	978,885
Illinois,
GO	5.00	8/1/22	500,000	543,810
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,084,440
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,084,220
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,658,970
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,116,750
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,425,000	2,754,218
Indiana--2.4%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,815,206
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,418,014
Kansas--2.3%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,665,823
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,346,305
Kentucky--.9%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,160,100
Louisiana--1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000	1,557,480
Maryland--2.1%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	1,500,000	1,691,325
Maryland Economic Development

Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,106,590
Michigan--2.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,033,250
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,718,790
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,112,860
Nebraska--.8%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000	1,066,520
New Jersey--3.5%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,082,550
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,382,829
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,107,730
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,128,490
New York--6.2%
New York City,
GO	5.00	8/1/16	1,300,000	1,461,122
New York City,
GO	5.00	8/1/21	2,000,000	2,291,940
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,140,110
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,023,540
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000	1,167,700
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,139,240
North Carolina--.7%

Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.26	10/1/22	1,000,000	a	932,500
Ohio--.9%
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000		1,188,327
Pennsylvania--3.3%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000		2,198,060
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000		1,138,040
Philadelphia School District,
GO	5.00	9/1/14	1,000,000		1,053,030
South Dakota--2.1%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000		2,734,790
Texas--12.9%
Comal Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/1/18	1,500,000		1,737,540
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000		1,115,670
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,590,174
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,129,330
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000		1,060,940
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000		534,765
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,377,730
San Antonio,
Electric and Gas Systems

Revenue	5.00	2/1/25	1,450,000		1,672,560
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000		983,940
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		568,874
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,169,090
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,136,650
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	b	9,661
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,113,910
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,138,439
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	20,000		20,035
Virginia--1.8%
Virginia Beach,
Public Improvement GO	5.00	4/1/22	2,000,000		2,405,040
Washington--3.6%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,098,840
King County,
Sewer Revenue	5.00	1/1/17	1,500,000		1,700,790
Washington,
GO (Various Purpose)	5.00	7/1/21	1,635,000		1,946,369
West Virginia--1.0%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,302,174
Wyoming--.6%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	790,000		834,517
U.S. Related--1.6%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		525,330
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000		1,603,035

Total Long-Term Municipal Investments
(cost $128,992,895)				132,823,753
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)
(cost $1,000,000)	0.04	7/1/13	1,000,000 [c]	1,000,000
Total Investments (cost $129,992,895)			100.5%	133,823,753
Liabilities, Less Cash and Receivables			(.5%)	(719,992)
Net Assets			100.0%	133,103,761

a Variable rate security--interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note - rate shown is the interest rate in effect at June 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2013, net unrealized appreciation on investments was $3,830,858 of which $4,723,119 related to appreciated investment securities and $892,261 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	133,823,753	-	133,823,753

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2013 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Belgium--1.6%
Anheuser-Busch InBev	89,641		7,979,783
Brazil--1.3%
CCR	474,231		3,755,422
International Meal Co. Holdings	273,744	a	2,633,959
			6,389,381
China--.7%
Mindray Medical International, ADR	95,443		3,574,340
France--6.1%
Air Liquide	67,903		8,385,127
L'Oreal	29,690		4,879,029
Sanofi	97,919		10,148,011
Total	139,151		6,793,089
			30,205,256
Germany--8.9%
Bayer	81,690		8,711,714
Brenntag	33,701		5,119,239
Deutsche Bank	180,504		7,554,872
Fresenius Medical Care & Co.	78,205		5,550,879
Gerry Weber International	110,209		4,662,214
LEG Immobilien	117,956		6,141,463
SAP	87,565		6,412,421
			44,152,802
Hong Kong--7.0%
AIA Group	1,802,912		7,636,060
Belle International Holdings	3,291,255		4,523,537
Biostime International Holdings	1,066,004		5,978,710
Jardine Matheson Holdings	125,200		7,574,600
Man Wah Holdings	4,367,600		5,479,174
Sun Art Retail Group	2,419,000		3,499,356
			34,691,437
Indonesia--.7%
PT Matahari Department Store	3,077,777	a	3,597,200
Japan--30.4%
Asahi Group Holdings	181,400		4,501,164
Don Quijote	215,200		10,469,248
FANUC	30,200		4,378,665
Japan Airlines	104,193		5,357,777
Japan Tobacco	293,200		10,361,625
Lawson	55,800		4,258,984
LIFENET INSURANCE	350,500	a	2,858,989
LIXIL Group	306,800		7,476,665
M3	1,753		3,937,975
Makita	103,200		5,577,254
Mitsubishi UFJ Financial Group	1,394,200		8,603,049

NGK Spark Plug	298,000		5,967,211
Nissan Motor	823,800		8,347,641
Nomura Holdings	995,200		7,335,060
Sawai Pharmaceutical	40,500		4,838,929
Shiseido	276,700		4,120,648
Softbank	325,800		19,019,782
Sugi Holdings	149,300		5,675,146
Suntory Beverage & Food	192,300	b	6,010,587
TOPCON	389,700		3,952,795
Toyota Motor	287,400		17,357,592
			150,406,786
Mexico--1.4%
Fibra Uno Administracion	1,174,003		3,942,201
Grupo Financiero Santander Mexico, Cl. B, ADR	192,344	a	2,733,208
			6,675,409
Netherlands--.9%
Wolters Kluwer	221,773		4,692,318
Norway--1.1%
DNB	385,050		5,575,106
Philippines--2.6%
Energy Development	35,436,000		4,749,408
LT Group	6,923,000		3,621,755
Philippine Long Distance Telephone	66,995		4,559,382
			12,930,545
Sweden--1.3%
TeliaSonera	999,822		6,519,768
Switzerland--11.3%
Actelion	58,068	a	3,498,035
Nestle	223,068		14,630,313
Novartis	163,715		11,630,169
Roche Holding	49,416		12,294,489
Syngenta	19,970		7,814,210
Zurich Insurance Group	22,872	a	5,932,603
			55,799,819
Thailand--2.5%
Bangkok Bank	886,200		5,943,240
Bangkok Dusit Medical Services	1,288,883		6,545,190
			12,488,430
United Kingdom--19.4%
Aberdeen Asset Management	982,778		5,721,960
Associated British Foods	162,384		4,285,092
British American Tobacco	161,668		8,280,358
Centrica	901,621		4,939,525
GlaxoSmithKline	414,841		10,398,156
Imagination Technologies Group	523,061	a	2,286,423
Old Mutual	1,615,889		4,441,065
Ophir Energy	529,389	a	2,874,489
Prudential	475,117		7,768,309
Rio Tinto	154,962		6,323,585
Royal Bank of Scotland Group	1,749,695	a	7,278,420
Royal Dutch Shell, Cl. B	352,500		11,666,362
SSE	320,384		7,421,440

Standard Chartered	307,489	6,673,767
Wolseley	109,144	5,034,887
		95,393,838
Total Common Stocks
(cost $378,949,728)		481,072,218

Other Investment--6.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $30,618,711)	30,618,711 [c]	30,618,711
Total Investments (cost $409,568,439)	103.4%	511,690,929
Liabilities, Less Cash and Receivables	(3.4%)	(16,936,569)
Net Assets	100.0%	494,754,360

ADR - American Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees. At June 30, 2013, the value of this security amounted to $6,010,587 or 1.2% of net assets.
c	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $102,122,490 of which $112,496,311 related to appreciated investment securities and $10,373,821 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.9
Health Care	17.2
Consumer Staples	17.1
Consumer Discretionary	14.4
Industrial	7.4
Money Market Investment	6.2
Telecommunication Services	6.1
Materials	4.5
Energy	4.3
Utilities	3.5
Information Technology	1.8
103.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
7/17/2013 a	8,564,596	9,073,338	7,821,471	(1,251,867)
Japanese Yen,
Expiring:
7/3/2013 a	543,051,503	5,484,216	5,475,413	(8,803)
7/17/2013 b	786,868,000	7,728,789	7,934,278	205,489
9/17/2013 b	734,403,000	7,259,457	7,407,635	148,178
10/16/2013 b	901,043,000	9,231,998	9,090,713	(141,285)
10/16/2013 c	1,653,923,000	17,025,793	16,686,595	(339,198)
11/14/2013 c	1,158,475,000	11,889,721	11,691,242	(198,479)
Norwegian Krone,
Expiring
10/16/2013 c	52,697,196	9,176,459	8,641,146	(535,313)
Singapore Dollar,
Expiring
9/17/2013 b	9,844,953	7,901,247	7,768,429	(132,818)
Swedish Krona,
Expiring
11/14/2013 a	76,097,049	11,909,628	11,312,684	(596,944)
Sales:		Proceeds ($)
Australian Dollar,
Expiring
7/17/2013 b	8,014,626	7,728,789	7,319,221	409,568
British Pound,
Expiring
7/2/2013 b	97,110	148,088	147,699	389
Euro,
Expiring
7/1/2013 a	66,315	86,546	86,318	228
Indonesian Rupiah,
Expiring
8/16/2013 b	23,866,296,000	2,350,201	2,390,789	(40,588)
Japanese Yen,
Expiring:
7/1/2013 a	6,130,898	62,896	61,816	1,080
7/17/2013 a	786,868,000	9,073,338	7,934,277	1,139,061
9/17/2013 b	734,403,000	7,901,246	7,407,635	493,611
10/16/2013 c	2,554,966,000	25,973,507	25,777,308	196,199
11/14/2013 a	1,158,475,000	11,909,628	11,691,243	218,385
Norwegian Krone,
Expiring
10/16/2013 b	53,369,074	9,231,998	8,751,319	480,679
Philippine Peso,
Expiring:
8/16/2013 b	309,033,000	7,267,090	7,148,489	118,601
Singapore Dollar,
Expiring
9/17/2013 b	9,188,295	7,259,457	7,250,275	9,182
Swedish Krona,
Expiring
11/14/2013 c	78,685,940	11,889,721	11,697,551	192,170
Gross Unrealized Appreciation				3,612,820
Gross Unrealized Depreciation				(3,245,295)
Counterparties:

a	UBS
b	JPMorgan Chase Bank
c	Royal Bank of Scotland

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Security - Foreign Common Stocks +	475,061,631	6,010,587	-	481,072,218
Mutual Funds	30,618,711	-	-	30,618,711
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	3,612,820	-	3,612,820
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(3,245,295)	-	(3,245,295)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 15, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 15, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)